Consolidated Statements of Comprehensive Income $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 TWD ($) $ / shares	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 TWD ($) $ / shares	Dec. 31, 2023 TWD ($) $ / shares
Statement [LineItems]
OPERATING REVENUES	$ 645,387,710	$ 20,573,405	$ 595,409,585	$ 581,914,471
OPERATING COSTS	531,194,836	16,933,211	498,477,841	490,157,339
GROSS PROFIT	114,192,874	3,640,194	96,931,744	91,757,132
OPERATING EXPENSES
Selling and marketing expenses	7,404,893	236,050	7,467,844	6,569,478
General and administrative expenses	23,180,987	738,954	21,467,202	19,360,539
Research and development expenses	32,851,461	1,047,226	28,830,313	25,499,408
Total operating expenses	63,437,341	2,022,230	57,765,359	51,429,425
OTHER OPERATING INCOME AND EXPENSES, NET	665,293	21,208	1,172,592	1,321,770
PROFIT FROM OPERATIONS	51,420,826	1,639,172	40,338,977	41,649,477
NON-OPERATING INCOME AND EXPENSES
Other income	2,797,487	89,177	2,924,734	2,709,694
Other gains and losses	3,772,062	120,244	4,349,992	3,444,138
Finance costs	(7,503,269)	(239,186)	(6,777,032)	(6,272,086)
Share of the profit or loss of associates and joint ventures	815,990	26,012	896,702	1,080,600
Total non-operating income and expenses	(117,730)	(3,753)	1,394,396	962,346
PROFIT BEFORE INCOME TAX	51,303,096	1,635,419	41,733,373	42,611,823
INCOME TAX EXPENSE	10,106,656	322,176	7,916,463	5,303,963
PROFIT FOR THE YEAR	41,196,440	1,313,243	33,816,910	37,307,860
Items that will not be reclassified subsequently to profit or loss:
Remeasurement of defined benefit obligation	(1,238,644)	(39,485)	234,388	(66,384)
Unrealized gain (loss) on equity instruments at fair value through other comprehensive income	(232,486)	(7,411)	10,016	211,468
Share of other comprehensive income of associates and joint ventures	4,358,100	138,926	160,374	2,468,244
Income tax relating to items that will not be reclassified subsequently to profit or loss	(133,120)	(4,244)	(84,472)	(264,618)
Items that will not be reclassified subsequently to profit or loss	2,753,850	87,786	320,306	2,348,710
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translating foreign operations	(5,275,665)	(168,175)	12,788,423	(1,536,221)
Unrealized loss on debt investments at fair value through other comprehensive income	(17,620)	(562)	(17,145)	(16,807)
Gain (loss) on hedging instruments	(1,117,589)	(35,626)	562,598	(312,029)
Share of other comprehensive income (loss) of associates and joint ventures	37,442	1,194	(18,192)	(28,511)
Income tax related to items that may be reclassified subsequently to profit or loss	2,379	76	2,315	(5,792)
Items that may be reclassified subsequently to profit or loss	(6,371,053)	(203,093)	13,317,999	(1,899,360)
Other comprehensive income (loss) for the year, net of income tax	(3,617,203)	(115,307)	13,638,305	449,350
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	37,579,237	1,197,936	47,455,215	37,757,210
NET PROFIT ATTRIBUTABLE TO:
Owners of the Company	40,015,755	1,275,606	32,378,936	35,457,908
Non-controlling interests	1,180,685	37,637	1,437,974	1,849,952
PROFIT FOR THE YEAR	41,196,440	1,313,243	33,816,910	37,307,860
TOTAL COMPREHENSIVE INCOME ATTRIBUTABLE TO:
Owners of the Company	36,688,214	1,169,532	45,203,116	36,020,578
Non-controlling interests	891,023	28,404	2,252,099	1,736,632
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	$ 37,579,237	$ 1,197,936	$ 47,455,215	$ 37,757,210
EARNINGS PER SHARE
Basic | (per share)	$ 9.22	$ 0.29	$ 7.5	$ 8.25
Diluted | (per share)	8.75	0.28	7.2	8.04
American depositary shares [member]
EARNINGS PER SHARE
Basic | (per share)	18.44	0.59	14.99	16.51
Diluted | (per share)	$ 17.49	$ 0.56	$ 14.4	$ 16.08